Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Derivative financial instruments
Derivative financial instruments
—
Note 6
Derivative financial instruments
The Company is exposed to certain

currency, commodity, interest rate and equity risks arising from its global operating, financing and investing

activities. The Company uses derivative

instruments to reduce and
manage the economic impact of these

exposures.
Currency risk
Due to the global nature of the Company’s

operations, many of its subsidiaries

are exposed to currency risk
in their operating activities from entering

into transactions in currencies

other than their functional currency.
To

manage such currency risks,

the Company’s policies require its subsidiaries

to hedge their foreign
currency exposures from binding

sales and purchase contracts denominated

in foreign currencies. For
forecasted foreign currency denominated

sales of standard products and the related

foreign currency
denominated purchases, the Company’s

policy is to hedge up to a maximum

of
100

percent of the forecasted
foreign currency denominated

exposures, depending on

the length of the forecasted exposures.

Forecasted
exposures greater than 12

months are not hedged.

Forward foreign exchange

contracts are the main
instrument used to protect the Company

against the volatility

of future cash flows (caused by

changes in
exchange rates) of contracted and

forecasted sales and purchases

denominated in foreign currencies.

In
addition, within its treasury operations,

the Company primarily uses

foreign exchange swaps and forward
foreign exchange contracts to manage

the currency and timing

mismatches arising in its liquidity
management activities.
Commodity risk
Various commodity products are used in the Company’s manufacturing activities. Consequently it is

exposed
to volatility in future cash flows arising

from changes in commodity prices.

To manage the price risk of
commodities, the Company’s policies

require that its subsidiaries

hedge the commodity price risk exposures
from binding contracts, as well as

at least
50

percent (up to a maximum of
100

percent) of the forecasted
commodity exposure over the next 12

months or longer (up to a maximum

of
18

months). Primarily swap
contracts are used to manage

the associated price risks of commodities.
Interest rate risk
The Company has issued bonds at

fixed rates. Interest rate swaps and

cross-currency interest rate swaps
are used to manage the interest rate

and foreign currency risk associated

with certain debt and generally
such swaps are designated as fair

value hedges. In addition,

from time to time, the Company

uses
instruments such as interest rate

swaps, interest rate futures, bond

futures or forward rate agreements

to
manage interest rate risk arising

from the Company’s balance

sheet structure but does not designate

such
instruments as hedges.
Equity risk
The Company is exposed to fluctuations

in the fair value of its warrant

appreciation rights (WARs) issued
under its Management Incentive

Plan (MIP)

(see Note 18).

A WAR gives its holder the right to receive

cash
equal to the market price of an equivalent

listed warrant on the date of exercise.

To

eliminate such risk, the
Company has purchased cash
‑
settled call options,
indexed to

the shares

of the Company,

which entitle the
Company to receive amounts equivalent

to its obligations under the outstanding

WARs.
Volume of derivative activity
In general, while the Company’s primary

objective in its use of derivatives

is to minimize exposures arising
from its business, certain derivatives

are designated and qualify

for hedge accounting treatment while

others
either are not designated or do not

qualify for hedge accounting.
Foreign exchange and interest rate derivatives
The gross notional amounts of outstanding

foreign exchange and interest rate derivatives

(whether
designated as hedges or not) were

as follows:
Type of derivative
Total notional

amounts at December

31,
($ in millions) 2022 2021 2020
Foreign exchange contracts

13,509 11,276 12,610
Embedded foreign exchange

derivatives

933 815 1,134
Cross-currency interest

rate swaps
855 906 —
Interest rate contracts

2,830 3,541 3,227
Derivative commodity contracts
The Company uses derivatives

to hedge its direct or indirect

exposure to the movement in

the prices of
commodities which are primarily copper, silver and aluminum.

The following table shows

the notional
amounts of outstanding derivatives

(whether designated as hedges

or not), on a net basis, to reflect

the
Company’s requirements for these commodities:
Total notional

amounts at December

31,
Type of derivative Unit 2022 2021 2020
Copper

swaps

metric tonnes 29,281 36,017 39,390
Silver swaps

ounces 2,012,213 2,842,533 1,966,677
Aluminum swaps

metric tonnes 6,825 7,125 8,112
Equity derivatives
At December 31, 2022, 2021 and

2020, the Company held
8

million,
9

million and
22

million cash
‑ settled call
options indexed to ABB Ltd shares (conversion

ratio
5:1 ) with a total fair value of $ 15

million, $
29

million and
$ 21

million, respectively.
Cash flow hedges
As noted above, the Company mainly

uses forward foreign

exchange contracts to manage the foreign
exchange risk of its operations, commodity

swaps to manage its commodity

risks and cash
‑
settled call
options to hedge its WAR liabilities. The Company

applies cash flow hedge accounting

in only limited cases.
In these cases, the effective portion of the

changes in their

fair value is recorded in “Accumulated other
comprehensive loss” and subsequently

reclassified into earnings in

the same line item and in the same
period as the underlying hedged

transaction affects earnings. In 2022, 2021 and

2020, there were
no
significant amounts recorded for

cash flow hedge accounting

activities.
Fair value hedges
To

reduce its interest rate exposure

arising primarily from its debt

issuance activities, the Company

uses
interest rate swaps and cross-currency

interest rate swaps.

Where such instruments are designated

as fair
value hedges, the changes in the fair

value of these instruments, as well

as the changes in the fair value

of
the risk component of the underlying

debt being hedged, are recorded as

offsetting gains and losses in
“Interest and other finance expense”.
The effect of derivative instruments, designated

and qualifying as fair value hedges,

on the Consolidated
Income Statements was as follows:
($ in millions) 2022 2021 2020
Gains (losses) recognized

in Interest and other

finance expense:
Interest rate contracts
Designated as fair value

hedges
(91) (55) 11
Hedged item 93 56 (11)
Cross-currency
Designated as fair value

hedges
(134) (37) —
interest rate swaps Hedged item 135 34 —
Derivatives not designated in hedge

relationships
Derivative instruments that are not

designated as hedges or do not qualify

as either cash flow or

fair value
hedges are economic hedges

used for risk management purposes.

Gains and losses from changes in

the fair
values of such derivatives are recognized

in the same line in the income

statement as the economically
hedged transaction.
Furthermore, under certain circumstances,

the Company is required

to split and account separately

for
foreign currency derivatives that are

embedded within certain

binding sales or purchase

contracts
denominated in a currency other than

the functional currency of the subsidiary

and the counterparty.
The gains (losses) recognized in

the Consolidated Income

Statements on derivatives not designated

in
hedging relationships were

as follows:
($ in millions)
Gains (losses) recognized

in income
Type of derivative

not designated as a hedge
Location 2022 2021 2020
Foreign exchange contracts

Total revenues (56) 3 94
Total

cost of sales
21 (53) —
SG&A expenses (1) 27 11 (11)
Non-order related research

and

development — (2) (2)
Interest and other finance
expense (128) (173) 207
Embedded foreign exchange

contracts

Total revenues (3) (7) (34)
Total

cost of sales
(11) (2) (1)
Commodity contracts

Total

cost of sales
(47) 78 56
Other Interest and other finance
expense 4 — 1
Total (193) (145) 310
(1)

SG&A expenses

represent

“Selling,

general and

administrative

expenses”.
The fair values of derivatives included

in the Consolidated Balance

Sheets were as follows:
Derivative assets Derivative liabilities
Current in Non-current Current in
Non-current
“Other in “Other “Other in “Other
current non-current current non-current
December 31, 2022 ($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as

hedging instruments:
Foreign exchange contracts

— — 4 4
Interest rate contracts

— — 5 57
Cross-currency interest

rate swaps
— — — 288
Cash-settled call options

15 — — —
Total 15 — 9 349
Derivatives not designated

as hedging instruments:
Foreign exchange contracts

140 21 80 5
Commodity contracts

13 — 12 —
Interest rate contracts

5 — 3 —
Embedded foreign exchange

derivatives

11 6 17 13
Total 169 27 112 18
Total fair value 184 27 121 367
Derivative assets Derivative liabilities
Current in
Non-current
Current in
Non-current
“Other in “Other “Other in “Other
current non-current current non-current
December 31, 2021 ($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as

hedging instruments:
Foreign exchange contracts

— — 3 5
Interest rate contracts

9 20 — —
Cross-currency interest

rate swaps
— — — 109
Cash-settled call options

29 — — —
Total 38 20 3 114
Derivatives not designated

as hedging instruments:
Foreign exchange contracts

108 14 107 7
Commodity contracts

19 — 5 —
Interest rate contracts 1 — 2 —
Embedded foreign exchange

derivatives

10 7 16 10
Total 138 21 130 17
Total fair value 176 41 133 131
Close
‑
out netting agreements provide for

the termination, valuation and

net settlement of some or all
outstanding transactions between

two counterparties on the occurrence

of one or more pre
‑ defined trigger
events.
Although the Company is party to

close
‑
out netting agreements with most

derivative counterparties,

the fair
values in the tables above and in

the Consolidated Balance

Sheets at December 31, 2022 and 2021,

have
been presented on a gross basis.
The Company’s netting agreements and other

similar arrangements allow

net settlements under certain
conditions. At December 31, 2022

and 2021, information related

to these offsetting arrangements was

as
follows:
December 31, 2022 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in collateral collateral Net asset similar arrangement assets case of default received received exposure
Derivatives 194 (96) — — 98
Total 194 (96) — — 98
December 31, 2022 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in collateral collateral Net liability similar arrangement liabilities case of default pledged pledged exposure
Derivatives 458 (96) — — 362
Total 458 (96) — — 362
December 31, 2021 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in

collateral
collateral Net asset
similar arrangement assets case of default received received exposure
Derivatives 200 (104) — — 96
Total 200 (104) — — 96
December 31, 2021 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement

or

recognized eligible for set-off in

collateral
collateral Net liability
similar arrangement liabilities case of default pledged pledged exposure
Derivatives 238 (104) — — 134
Total 238 (104) — — 134